Finance Debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Bank	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Increase in current and non-current debt	$ 242
Proceeds from financing	10,950	$ 27,075	$ 18,897
Financing	84,175	$ 109,046
Repayment of principal and interest	$ 39,854
Capitalization rate used for capitalization borrowing costs	6.35%	6.16%
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Number of banks in syndicate | Bank	17
China Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Description of terms of collateral financing agreements	Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. Financing agreements with China Development Bank (CDB) maturing in 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt
China Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maximum collateral amount pledged	$ 10,020	$ 10,815
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7,513
Capital market [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings term	4 years 6 months
Capital market [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings term	6 years 6 months
Banking market [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,962
Finance debt with export credit agencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,041
Level 1 [member] | Market comparable prices [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt	39,057	54,248
Level 2 [member] | Discounted cash flow [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt	46,872	$ 62,373
Global bonds [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	13,943
Net premium paid to bond holders	329
Banking loans [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	15,480
Financings with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	$ 1,356